18. Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 2,100	$ 1,683
Current	1,953	1,645
Non-current	147	38
Voluntary Severance Program (PDV) [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	900	140
Employees variable compensation program [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	522	655
Accrued Vacation Pay [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	470	660
Salaries and related charges [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	204	212
Profit sharing [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 4	$ 16